FI - Carrying value and fair value not held at fair value (Details 17) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 82,286	SFr 81,730	SFr 81,818
Investment securities	1,398	1,716	1,479
Loans	12,837	15,305	14,873
Other assets	8,195	9,001	7,263
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,195	9,745	14,828
Short-term borrowings	10,237	9,514	8,068
Long-term debt	71,648	69,411	63,935
Other liabilities	7,613	SFr 7,690	9,001
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,180		35,277
Loans	277,399		269,147
Other assets	107,208		117,353
Financial liabilities
Due to banks and deposits	379,543		375,403
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,386		9,795
Short-term borrowings	15,902		13,857
Long-term debt	86,307		90,373
Other liabilities	14,922		16,357
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,180		35,278
Loans	286,995		276,872
Other assets	107,701		117,523
Financial liabilities
Due to banks and deposits	379,544		375,429
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,386		9,795
Short-term borrowings	15,902		13,859
Long-term debt	89,525		90,505
Other liabilities	14,926		16,285
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	92,268		99,976
Financial liabilities
Due to banks and deposits	198,929		196,674
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,180		35,243
Loans	278,942		269,825
Other assets	14,344		16,750
Financial liabilities
Due to banks and deposits	180,615		178,755
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,386		9,795
Short-term borrowings	15,902		13,859
Long-term debt	88,326		89,651
Other liabilities	14,732		16,101
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		35
Loans	8,053		7,047
Other assets	1,089		797
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	1,199		854
Other liabilities	194		184
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Investment securities	1,396		1,477
Loans	12,837		14,873
Other assets	8,195		7,263
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,304		14,828
Short-term borrowings	10,237		8,068
Long-term debt	70,703		63,027
Other liabilities	7,597		8,983
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,180		35,277
Loans	283,883		274,440
Other assets	107,136		117,002
Financial liabilities
Due to banks and deposits	380,791		376,741
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,386		9,795
Short-term borrowings	16,391		14,351
Long-term debt	86,314		90,406
Other liabilities	15,642		16,803
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,180		35,278
Loans	293,474		282,152
Other assets	107,630		117,173
Financial liabilities
Due to banks and deposits	380,792		376,768
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,386		9,795
Short-term borrowings	16,391		14,352
Long-term debt	89,562		90,561
Other liabilities	15,647		16,731
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	91,684		99,238
Financial liabilities
Due to banks and deposits	199,551		197,320
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,180		35,243
Loans	285,421		275,105
Other assets	14,858		17,139
Financial liabilities
Due to banks and deposits	181,241		179,448
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,386		9,795
Short-term borrowings	16,391		14,352
Long-term debt	88,287		89,707
Other liabilities	15,453		16,547
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		35
Loans	8,053		7,047
Other assets	1,088		796
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	1,275		854
Other liabilities	SFr 194		SFr 184